Note 7 - Right-of-use Asset and Lease Obligation	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of leases [text block]
7.	RIGHT-OF-USE ASSET AND LEASE OBLIGATION

The Company has
one
office facility under lease. The lease term is
5
years from
2016,
with an option to renew the lease for another
5
year term after that date. The Company will
not
renew the lease on expiry. This resulted in a lease reassessment due to the shorter term and a reduction in the Right-of-Use Asset and Lease Obligation.

Non-cancellable lease rentals are payable as follows:

Less than 1 year	$42,523
Between 1 and 5 years	-
$42,523

On adoption of IFRS
16,
the Company recognized lease obligations in relation to leases which had previously been classified as ‘operating leases' under the principles of IAS
17,
“Leases”. These obligations were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate as of
January 1, 2019.
The lessee's incremental borrowing rate applied to the lease obligations on
January 1, 2019
was
8%.

For the year ended
December 31, 2020,
variable lease payments of
$19,600
were recorded.

The Company has equipment leases and office lease in Beijing which it has determined are not
recognized as right of use assets or lease liabilities as they are short-term lease and low dollar value. The Beijing office lease expense for the year is
$13,605.

The Company's lease obligation and movements therein during the year ended
December 31, 2020:

Lease Obligation
Lease obligation recognized on adoption of IFRS 16 on January 1, 2019	$644,121
Accretion on lease liability	48,239
Lease payment	(117,598)
Lease obligation at December 31, 2019	574,762

Accretion on lease liability	42,482
Lease payment	(117,598)
Adjustment from lease reassessment	(480,046)
Lease obligation at December 31, 2020	$19,600

The Company's right-of-use assets and movements therein during the year ended
December 31, 2020:

Office Lease
Right-of-use assets recognized on adoption of IFRS 16 on January 1, 2019	$644,121
Lease inducement recognized as a reduction of right-of-use asset on adoption	(46,559)
Depreciation on right-of-use assets	(83,381)
Right-of-use assets at December 31, 2019	514,181
Adjustment from lease reassessment	(480,047)
Depreciation on right-of-use assets	(17,346)
Right-of-use assets at December 31, 2020	$16,788